Financial risk management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) risk customer	Dec. 31, 2023 USD ($)
Financial risk management [Line Items]
Number of customers that gold and copper concentrate production is sold to | customer	3
Number of foreign exchange risks | risk	3
At 1 percent change
Financial risk management [Line Items]
Interest income | $	$ 1.1	$ 1.9